UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                                 ------------------
Check here if Amendment [   ]; Amendment Number:
                                                 ------------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

      /S/ MARK D. LERNER              BALTIMORE, MARYLAND           11/15/04
      -----------------------         -------------------           --------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    94
                                           ------------------------------

Form 13F Information Table Value Total:    $1,293,963
                                           ------------------------------
                                                     (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Adesa Inc.              Common     00686U104     4,190      255,000  SH             SOLE                    SOLE

Aether Systems, Inc.    Common     00808V105     4,912    1,479,600  SH             SOLE                    SOLE

Allete Inc.             Common     018522300     3,085       94,932  SH             SOLE                    SOLE

Altria Group Inc.       Common     02209S103    25,684      546,000  SH             SOLE                    SOLE

Amgen Inc.              Common     031162100     8,409      148,351  SH             SOLE                    SOLE

Analogic Corp           Common     032657207     2,831       67,896  SH             SOLE                    SOLE

Andrew Corp             Common     034425108     9,364      765,000  SH             SOLE                    SOLE

Armstrong Hldgs Inc.    Common     042384107     2,837    1,970,325  SH             SOLE                    SOLE

Assurant Inc.           Common     04621X108     1,477       56,800  SH             SOLE                    SOLE

AT&T Wireless Serv      Common     00209A106    98,466    6,662,100  SH             SOLE                    SOLE

Bank of America Corp    Common     060505104    67,454    1,556,762  SH             SOLE                    SOLE

BB&T Corp               Common     054937107     1,740       43,848  SH             SOLE                    SOLE

Caremark RX, Inc.       Common     141705103    91,774    2,861,666  SH             SOLE                    SOLE

Central Pacific Fin Co  Common     154760102     5,464      198,561  SH             SOLE                    SOLE

Charter Comm            Common     16117M107       435      163,350  SH             SOLE                    SOLE

Cole National Corp      Common     193290103    19,322      697,300  SH             SOLE                    SOLE

Citigroup Inc.          Common     172967101     4,412      100,000  SH    CALL     SOLE                                    NONE




   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Comcast Corp CL A       Common     20030N101    13,476      477,192  SH             SOLE                    SOLE

Comcast Co CL A Spl     Common     20030N200    38,273    1,370,800  SH             SOLE                    SOLE

Comcast Co CL A Spl     Common     20030N200     2,792      100,000  SH    CALL     SOLE                                    NONE

Commercial Cap Banc     Common     20162L105       743       32,767  SH             SOLE                    SOLE

Dime Bancorp Lit Wts    Common     25429Q110       226    1,615,000  SH             SOLE                    SOLE

DirecTV Group Inc.      Common     25459L106     7,600      432,071  SH             SOLE                    SOLE

Disney (Walt) Co (The)  Common     254687106    52,654    2,335,000  SH             SOLE                    SOLE

Disney (Walt) Co (The)  Common     254687106     2,255      100,000  SH    CALL     SOLE                                    NONE

Disney (Walt) Co (The)  Common     254687106     4,510      200,000  SH    CALL     SOLE                                    NONE

EMC Corp                Common     268648102    13,956    1,209,400  SH             SOLE                    SOLE

Evergreen Res Inc.      Common     299900308     9,762      246,760  SH             SOLE                    SOLE

Exide Technologies      Common     302051206     2,644      166,826  SH             SOLE                    SOLE

Exult Inc.              Common     302284104     5,683    1,080,400  SH             SOLE                    SOLE

EZCorp Inc.             Common     302301106       380       43,700  SH             SOLE                    SOLE

First Data Corp         Common     319963104     2,445       56,200  SH             SOLE                    SOLE

Fisher Scientific Intl  Common     338032204    14,283      244,860  SH             SOLE                    SOLE

Freddie Mac             Common     313400301    71,464    1,095,400  SH             SOLE                    SOLE

Freddie Mac             Common     313400301     3,262       50,000  SH    CALL     SOLE                                    NONE



   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Gentek, Inc.            Common     37245X203    19,528      487,581  SH             SOLE                    SOLE

Grupo TMM S.A.          Common     40051D105     6,057    2,555,900  SH             SOLE                    SOLE

Hanmi Financial Corp.   Common     410495105     1,046       34,624  SH             SOLE                    SOLE

Hollywood Ent.          Common     436141105     1,431      144,953  SH             SOLE                    SOLE

HSBC Holdings plc       Common     404280406    14,820      185,713  SH             SOLE                    SOLE

Independence Cmty Bk    Common     453414104     4,208      107,754  SH             SOLE                    SOLE

Intercept, Inc.         Common     45845L107     3,466      185,036  SH             SOLE                    SOLE

Intercept, Inc.         Common     45845L107     1,873      100,000  SH    CALL     SOLE                                    NONE

Intergraph Corp         Common     458683109    16,304      600,078  SH             SOLE                    SOLE

Inveresk Rsch Gp Inc.   Common     461238107    11,620      315,002  SH             SOLE                    SOLE

Jacuzzi Brands Inc.     Common     469865109     2,113      227,200  SH             SOLE                    SOLE

JPMorgan Chase & Co     Common     46625H100    37,427      942,024  SH             SOLE                    SOLE

Juniper Networks Inc.   Common     48203R104    16,506      699,398  SH             SOLE                    SOLE

Kansas City Southern    Common     485170302    11,497      757,900  SH             SOLE                    SOLE

Kerr-McGee Corp         Common     492386107     4,425       77,300  SH             SOLE                    SOLE

Knight Trading Gr Inc   Common     499063105     5,108      553,364  SH             SOLE                    SOLE

Liberty Media Corp      Common     530718105    11,669    1,338,216  SH             SOLE                    SOLE

Leucadia National Corp  Common     527288104     5,002       88,300  SH             SOLE                    SOLE



   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Lone Star Tech Inc.     Common     542312103     1,690       44,700  SH             SOLE                    SOLE

Manulife Fin. Corp.     Common     56501R106    28,074      638,778  SH             SOLE                    SOLE

MCI Inc.                Common     552691107   110,973    6,625,242  SH             SOLE                    SOLE

Monolithic Sys Tech     Common     609842109       629      145,000  SH    CALL     SOLE                                    NONE

Nat'l Commerce Fin.     Common     63545P104       951       27,800  SH             SOLE                    SOLE

Neighborcare, Inc.      Common     64015Y104    54,680    2,156,993  SH             SOLE                    SOLE

Neighborcare, Inc.      Common     64015Y104     4,157      164,000  SH    CALL     SOLE                                    NONE

Nextwave Telecom Inc    Common     65332M103    26,201    4,763,800  SH             SOLE                    SOLE

OMI Corp                Common     Y6476W104       279       17,400  SH             SOLE                    SOLE

Per-Se Technologies     Common     713569309     5,681      414,053  SH             SOLE                    SOLE

Pfizer, Inc.            Common     717081103    10,884      355,700  SH             SOLE                    SOLE

Price Communications    Common     741437305     1,525      100,000  SH             SOLE                    SOLE

Provident Fin. Serv Inc Common     74386T105       925       53,650  SH             SOLE                    SOLE

Quanta Capital Hldgs    Common     74763S100     8,150    1,000,000  SH             SOLE                    SOLE

Rite Aid Corp           Common     767754104     1,795      510,000  SH             SOLE                    SOLE

Rouse Company           Common     779273101    24,425      365,200  SH             SOLE                    SOLE

Scansoft, Inc.          Common     80603P107       865      212,111  SH             SOLE                    SOLE

SCO Group, Inc.         Common     78403A106     3,341      870,000  SH             SOLE                    SOLE

Sequenom Inc.           Common     817337108        90       94,300  SH             SOLE                    SOLE

Sky Financial Grp., Inc Common     83080P103       677       27,100  SH             SOLE                    SOLE

Southtrust Corp         Common     844730101     7,290      175,000  SH             SOLE                    SOLE



   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Sports Authority, Inc.  Common     84917U109       797       34,336  SH             SOLE                    SOLE

SPX Corporation         Common     784635104     5,338      150,800  SH             SOLE                    SOLE

St. Paul Travelers Cos. Common     792860108     1,470       44,469  SH             SOLE                    SOLE

Stelmar Shipping Ltd    Common     V8726M103     5,293      140,000  SH             SOLE                    SOLE

Thomas Inds Inc.        Common     884425109       785       25,000  SH             SOLE                    SOLE

Time Warner Inc.        Common     887317105    22,288    1,380,900  SH             SOLE                    SOLE

Triarc Companies Inc.   Common     895927309     3,210      279,900  SH             SOLE                    SOLE

TRW Auto Hldg Corp      Common     87264S106     2,680      142,200  SH             SOLE                    SOLE

Tyco International Ltd  Common     902124106    99,869    3,257,300  SH             SOLE                    SOLE

Tyco International Ltd  Common     902124106     3,066      100,000  SH    CALL     SOLE                                    NONE

UnitedGlobalCom Inc.    Common     913247508    10,624    1,422,212  SH             SOLE                    SOLE

UnitedHealth Grp Inc    Common     91324P102     7,514      101,900  SH             SOLE                    SOLE

USG Corp                Common     903293405     1,823      100,000  SH    PUT      SOLE                                    NONE

Vail Resorts, Inc.      Common     91879Q109     7,698      426,000  SH             SOLE                    SOLE

Viacom Inc. Cl B        Common     925524308    28,190      840,000  SH             SOLE                    SOLE

Viacom Inc. Cl B        Common     925524308     3,356      100,000  SH    CALL     SOLE                                    NONE

Viacom Inc. Cl B        Common     925524308     3,356      100,000  SH    CALL     SOLE                                    NONE

Viacom Inc. Cl B        Common     925524308     3,356      100,000  SH    CALL     SOLE                                    NONE



   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
VIAD Corp               Common     92552R406     2,048       86,325  SH             SOLE                    SOLE

Warnaco Group, Inc.     Common     934390402    15,556      699,788  SH             SOLE                    SOLE